Condensed Statements of Operations (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues		$ 473,853	$ 967,925
Cost of revenues		644,480	651,149
Gross profit (loss)		(170,627)	316,776
Operating expenses
Research and development, net		441,015	650,404
Sales and marketing		317,729	454,208
General and administrative		1,496,137	1,502,406
Total operating expenses		2,254,881	2,607,018
Loss from operations		(2,425,508)	(2,290,242)
Financial income, net		161,481	16,542
Net loss		$ (2,264,027)	$ (2,273,700)
Basic and diluted net loss attributable to shareholders per ordinary share (in Dollars per share)		$ (0.29)	$ (0.32)
Weighted average number of ordinary shares used in computing loss per ordinary share (in Shares)	[1]	7,938,525	7,071,018

[1]	after deduction of the weighted number of shares resulting from the purchase of treasury shares